Pre-Ipo Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Summarized Group of Preferred Shares Activities

	Series A Preferred Shares		Series B Preferred Shares		Series C Preferred Shares		Series C1 Preferred Shares		Series C1+ Preferred Shares		Series D Preferred Shares		Series D1 Preferred Shares		Mezzanine Equity
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Total number of shares	Total amount
		RMB		RMB		RMB		RMB		RMB		RMB		RMB		RMB
Balance as of January 1, 2018	100,000,000	121,421	116,666,650	145,691	142,583,330	190,190	34,697,360	46,081	26,912,090	38,556	128,152,790	216,960	20,023,870	31,720	569,036,090	790,619
Accretions to Preferred Shares redemption value	—	43,312	—	49,731	—	58,960	—	14,352	—	10,983	—	33,138	—	5,709	—	216,185

Balance as of December 31, 2018	100,000,000	164,733	116,666,650	195,422	142,583,330	249,150	34,697,360	60,433	26,912,090	49,539	128,152,790	250,098	20,023,870	37,429	569,036,090	1,006,804

Balance as of January 1, 2019	100,000,000	164,733	116,666,650	195,422	142,583,330	249,150	34,697,360	60,433	26,912,090	49,539	128,152,790	250,098	20,023,870	37,429	569,036,090	1,006,804
Accretions to Preferred Shares redemption value	—	180,143	—	205,054	—	236,152	—	57,540	—	43,427	—	188,341	—	29,529	—	940,186

Balance as of December 31, 2019	100,000,000	344,876	116,666,650	400,476	142,583,330	485,302	34,697,360	117,973	26,912,090	92,966	128,152,790	438,439	20,023,870	66,958	569,036,090	1,946,990

Balance as of January 1, 2020	100,000,000	344,876	116,666,650	400,476	142,583,330	485,302	34,697,360	117,973	26,912,090	92,966	128,152,790	438,439	20,023,870	66,958	569,036,090	1,946,990
Accretions to Preferred Shares redemption value	—	29,021	—	33,342	—	38,707	—	9,424	—	7,015	—	31,610	—	4,947	—	154,066
Conversion of preferred shares to Class A ordinary shares upon the completion of the IPO	(100,000,000)	(373,897)	(116,666,650)	(433,818)	(142,583,330)	(524,009)	(34,697,360)	(127,397)	(26,912,090)	(99,981)	(128,152,790)	(470,049)	(20,023,870)	(71,905)	(569,036,090)	(2,101,056)

Balance as of December 31, 2020	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—